Sector Regulation and Electricity System Operations - Summary of Tariff Flags System Initially Consisted of Three Levels of Colored Flags: Green, Yellow and Red (Detail) - Brazil	1 Months Ended	12 Months Ended
	Nov. 30, 2017 R$ / kWh	Dec. 31, 2017 R$ / kWh	Dec. 31, 2016 R$ / MWh	Dec. 31, 2015 R$ / MWh
Green [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Additional Tariff				0
Yellow [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
To be applied when CMO, minimum limit				200
To be applied when CMO, maximum limit				388.48
Additional Tariff	1.00	2.00		0.025
Red [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
To be applied when CMO, maximum limit			388.48
Additional Tariff				0.045